Financial Investments - HSBC Holdings, Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Debt securities
Disclosure of financial assets [line items]
Financial assets	168,746	97,302
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	168,747	97,302
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	35,282	21,634
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	133,465	75,668
Issued by HSBC Holdings
Disclosure of financial assets [line items]
Financial assets	110,066	109,284
Issued by HSBC Holdings | Debt securities
Disclosure of financial assets [line items]
Financial assets	19,466	26,194
Issued by HSBC Holdings | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	19,466	26,194
Issued by HSBC Holdings | Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	12,796	19,508
Issued by HSBC Holdings | Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 6,670	$ 6,686